Schedule VI - Insurance Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Deferred Acquisition Costs	$ 148.2	$ 141.6	$ 120.9
Loss and Loss Adjustment Expense Reserves	2,331.5	2,016.7	1,898.5
Unearned Insurance and Reinsurance Premiums	708.0	647.2	506.8
Net Earned Insurance and Reinsurance Premiums	1,441.6	1,262.3	1,035.3
Net investment income	84.7	71.4	56.8
Losses and loss expenses incurred related to prior year	1,066.5	907.3	811.8
Losses and loss expenses incurred related to prior year	103.8	(7.3)	(0.6)
Net paid losses and loss expenses	911.3	791.7	612.3
Insurance and Reinsurance Acquisition Expenses	288.7	255.4	197.2
Net premiums written	$ 1,502.6	$ 1,357.1	$ 1,090.2